Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographic Information (Details) [Line Items]
Percentage of revenues from major customers	10.00%	10.00%	10.00%
Revenues (in Dollars)	$ 474,736	$ 461,035	$ 382,903
Customer [Member]
Geographic Information (Details) [Line Items]
Percentage of revenues from major customers	10.00%	10.00%	10.00%
United States [Member]
Geographic Information (Details) [Line Items]
Percentage of revenues from major customers	20.00%
Revenues (in Dollars)	$ 195,916	$ 186,909	$ 186,687
UK [Member]
Geographic Information (Details) [Line Items]
Revenues (in Dollars)	$ 64,380	$ 63,738	$ 42,078